MFS(R) Total Return Fund

  Supplement to the Current Statement of Additional Information - Part I

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of September 30, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------- -----------------------------------------------------
Name of Portfolio Manager         Dollar Range of Equity Securities in Fund
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Nevin P. Chitkara                                  N
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
William P. Douglas                                 B
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Kenneth J. Enright                                 D
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Steven R. Gorham                                   D
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Richard O. Hawkins                                 E
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Gregory O. Locraft, Jr.                            N
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Jonathan W. Sage                                   B
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Michael W. Roberge                                 D
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Brooks A. Taylor                                   D
-------------------------- -----------------------------------------------------
Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of fiscal year ended September 30, 2007 were as follows:

------------------ -------------------------------- ------------------------------ -----------------------------
                   Registered Investment Companies    Other Pooled Investment             Other Accounts
                                                              Vehicles
------------------ -------------------------------- ------------------------------ -----------------------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Name                   Number       Total Assets*    Number of     Total Assets     Number of    Total Assets
                    of Accounts*                     Accounts                       Accounts
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Nevin P. Chitkara        21         $37.5 billion        3         $1.9 million        21        $10.2 billion
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
William P.               7          $22.2 billion        0             N/A              0             N/A
Douglas
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Kenneth J.               10         $23.0 billion        0             N/A              1       $713.0 million
Enright
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Steven R. Gorham         21         $37.5 billion        3         $1.9 million        21        $10.2 billion
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Richard O.               11         $24.8 billion        0             N/A              1        $42.0 million
Hawkins
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------

------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Gregory O.               1          $11.1 billion        0             N/A              0             N/A
Locraft, Jr.
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Jonathan W. Sage         5          $12.5 billion        0             N/A              3        $6.2 billion
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Michael W.               10         $25.3 billion        1        $93.0 million         2        $55.8 million
Roberge
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Brooks A. Taylor         7          $22.2 billion        0             N/A              0             N/A
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------

----------------
*  Includes the Fund.

With respect to the accounts identified in the table above, Kenneth J. Enright manages 1 pooled investment vehicle and 1 other account with assets totaling $713.0 million and $713.0 billion respectively, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.

             The date of this Supplement is November 1, 2007.